Interest-Bearing Borrowings (Details) - Schedule of Repurchase Agreement - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Underlying collateral types of gross obligations Repurchase agreements:
Repurchase agreements	¥ 681,556,262	¥ 111,593,865